NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2013
Noncontrolling Interest

The acquisition was accounted for as equity transaction with no gain or loss recognized. (See Note 3)

	Start-up	Gaokao retake
	training business	business	Total
	US$	US$	US$

Balance as of September 30, 2010	1,126	911	2,037
Net loss for the year	(303)	—	(303)
Foreign currency translation adjustments	33	—	33
Acquisition of noncontrolling interest of start-up training business	(856)	—	(856)
Acquisition of noncontrolling interest of Gaokao retake business	—	(911)	(911)

Balance as of September 30, 2011	—	—	—